Operating Segments - Summery of Disaggregated Revenue by Business Line (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 1,601,138	$ 1,496,137	$ 1,487,013